PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Computer Hardware	Computer Software	Furniture & Fixtures	Leasehold Improvements	Total
Cost, beginning of year	$4,708	$3,282	$1,216	$1,315	$10,521
Additions	604	274	24	2	904
Cost, end of year	$5,312	$3,556	$1,240	$1,317	$11,425
Accumulated depreciation and impairment losses, beginning of year	$4,045	$2,915	$1,063	$969	$8,992
Depreciation for the year	524	548	79	206	1,357
Accumulated depreciation and impairment losses, end of year	$4,569	$3,463	$1,142	$1,175	$10,349
Carrying amounts as at December 31, 2021	$743	$93	$98	$142	$1,076
	Computer Hardware	Computer Software	Furniture & Fixtures	Leasehold Improvements	Total
Cost, beginning of year	$4,504	$3,051	$1,207	$1,309	$10,071
Additions	204	231	9	6	450
Cost, end of year	$4,708	$3,282	$1,216	$1,315	$10,521
Accumulated depreciation and impairment losses, beginning of year	$3,453	$2,556	$961	$730	$7,700
Depreciation for the year	592	359	102	239	1,292
Accumulated depreciation and impairment losses, end of year	$4,045	$2,915	$1,063	$969	$8,992
Carrying amounts as at December 31, 2020	$663	$367	$153	$346	$1,529